Subsequent Events (Details) $ / shares in Units, $ in Millions	Feb. 13, 2020 USD ($) $ / shares
Series A Preferred Unit [Member]
Subsequent Events
Cash distributions	$ 1.8
Common Units [Member]
Subsequent Events
Cash distributions paid in the period per unit | $ / shares	$ 0.52
Cash distributions	$ 18.0